Consolidated Statements of Cash Flows (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance as of beginning		$ 8,528,860
Cash flow	$ (1,117,510)
Acquisition
Foreign currency exchange
UF Inflation effect	1,156,727
Fair value changes
Balance as of ending	8,568,077
Lease obligations
Balance as of beginning		139,795
Cash flow	(24,682)
Acquisition
Foreign currency exchange
UF Inflation effect	21,976
Fair value changes
Balance as of ending	137,089
Paid dividend
Balance as of beginning
Cash flow	(464,977)
Acquisition
Foreign currency exchange
Fair value changes
Balance as of ending	(464,977)
Subordinated bonds
Balance as of beginning		1,461,637
Cash flow	101,533
Acquisition
Foreign currency exchange
UF Inflation effect	171,216
Fair value changes
Balance as of ending	1,713,870
Senior bonds
Balance as of beginning		6,846,834
Cash flow	(722,729)
Acquisition
Foreign currency exchange
UF Inflation effect	956,367
Fair value changes
Balance as of ending	7,080,472
Mortgage bonds
Balance as of beginning		$ 81,110
Cash flow	(6,655)
Acquisition
Foreign currency exchange
UF Inflation effect	7,168
Fair value changes
Balance as of ending	$ (81,623)